Concentrations (Details) - Nukkleus Inc.[Member]	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Concentrations (Details) [Line Items]
Percentage of revenue		10.00%
Customer [Member]
Concentrations (Details) [Line Items]
Percentage of revenue	10.00%		10.00%	10.00%
Customer [Member] | Minimum [Member]
Concentrations (Details) [Line Items]
Percentage of outstanding receivable	10.00%		10.00%	10.00%
Customer [Member] | Maximum [Member]
Concentrations (Details) [Line Items]
Percentage of outstanding receivable	78.10%		96.20%	92.40%
Suppliers [Member]
Concentrations (Details) [Line Items]
Percentage of revenue	10.00%	10.00%	10.00%	10.00%
Suppliers [Member] | Minimum [Member]
Concentrations (Details) [Line Items]
Percentage of outstanding payable	10.00%		10.00%	10.00%
Suppliers [Member] | Maximum [Member]
Concentrations (Details) [Line Items]
Percentage of outstanding payable	90.00%		79.20%	83.70%